Accounts Receivable, Prepayments, Deposits and Other Receivables (Tables)	12 Months Ended
Oct. 31, 2025
Accounts Receivable, Prepayments, Deposits and Other Receivables [Abstract]
Schedule of Accounts Receivable, Prepayments, Deposits and Other Receivables
	As of October 31,
	2025	2024
	US$	US$
Accounts receivable arising from digital solutions services	1	662
Accounts receivable arising from media and entertainment services	7,433	3,970
Accounts receivable from hotel operations, hospitality and VIP services	4,400	2,013
Total accounts receivable	11,834	6,645

Prepayments	581	1,337
Deposits	749	236
Deferred offering costs	525	-
Other receivables	2,611	1,093
Prepayments, deposits and other receivables	4,466	2,666